Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated February 17, 2017 to the Prospectus for Lord Abbett Multi-Asset Global Opportunity Fund, a series of Lord Abbett Global Fund that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-17-000609).